LONG-TERM EMPLOYEE-RELATED OBLIGATIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Severance payments actually paid	$ 568	$ 226	$ 26
Severance pay expenses	555	555	495
Expected deposits to be made in the next fiscal year for severance and pension payment obligations	820
2015	201
2016	132
2017	152
2018	298
2019	168
Thereafter (through 2024)	587
Total	1,538
Limco Piedmont Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
401(K) profit sharing plan contributions made by company	$ 251	$ 253	$ 209